Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
April 30, 2025
LCV-NPRT1-0625
1.800356.121
Common Stocks - 96.3%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	37,265	2,126,341
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy Inc	234,100	2,756,016
Imperial Oil Ltd	50,900	3,433,332
MEG Energy Corp	3,000	42,085

TOTAL CANADA		6,231,433
FRANCE - 1.0%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	8,800	745,619
Information Technology - 0.9%
IT Services - 0.9%
Capgemini SE	37,363	5,965,091
TOTAL FRANCE		6,710,710
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	26,900	417,219
PORTUGAL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Galp Energia SGPS SA	139,900	2,167,580
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,366	2,561,359
UNITED STATES - 93.2%
Communication Services - 4.3%
Diversified Telecommunication Services - 1.4%
Verizon Communications Inc	207,704	9,151,438
Entertainment - 0.9%
Walt Disney Co/The	66,764	6,072,186
Interactive Media & Services - 0.2%
Alphabet Inc Class A	9,069	1,440,157
Media - 1.7%
Comcast Corp Class A	236,057	8,073,150
Omnicom Group Inc (b)	32,359	2,464,461
		10,537,611
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	1,618	399,565
TOTAL COMMUNICATION SERVICES		27,600,957

Consumer Discretionary - 5.4%
Automobiles - 0.4%
General Motors Co	61,564	2,785,154
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings Inc	22,719	5,122,680
McDonald's Corp	23,856	7,625,571
		12,748,251
Household Durables - 0.6%
Newell Brands Inc	11,300	54,014
Somnigroup International Inc	60,812	3,713,181
		3,767,195
Specialty Retail - 2.4%
Dick's Sporting Goods Inc	21,180	3,976,333
Lowe's Cos Inc	39,942	8,929,434
Williams-Sonoma Inc	16,347	2,525,121
		15,430,888
TOTAL CONSUMER DISCRETIONARY		34,731,488

Consumer Staples - 8.0%
Beverages - 2.1%
Coca-Cola Co/The	84,329	6,118,069
Coca-Cola Consolidated Inc	733	993,809
Constellation Brands Inc Class A	10,820	2,029,183
Keurig Dr Pepper Inc	86,649	2,997,189
Molson Coors Beverage Co Class B	4,300	247,379
Monster Beverage Corp (a)	7,595	456,611
PepsiCo Inc	5,707	773,755
		13,615,995
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	20,100	441,798
Casey's General Stores Inc	1,007	465,828
Dollar General Corp	4,500	421,605
Performance Food Group Co (a)	4,200	338,772
Target Corp	15,689	1,517,126
Walmart Inc	113,037	10,992,849
		14,177,978
Food Products - 0.9%
Archer-Daniels-Midland Co	14,800	706,700
Bunge Global SA	9,100	716,352
Conagra Brands Inc	5,000	123,550
Freshpet Inc (a)	1,950	143,403
Hershey Co/The	1,200	200,628
JM Smucker Co	9,081	1,055,848
Kraft Heinz Co/The	5,500	160,050
Lamb Weston Holdings Inc	6,900	364,389
Mondelez International Inc	35,390	2,411,121
		5,882,041
Household Products - 1.5%
Energizer Holdings Inc	5,000	135,200
Procter & Gamble Co/The	57,354	9,324,040
Reynolds Consumer Products Inc	8,200	188,600
		9,647,840
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	4,900	293,804
Kenvue Inc	60,264	1,422,230
		1,716,034
Tobacco - 1.0%
Philip Morris International Inc	37,848	6,485,633
TOTAL CONSUMER STAPLES		51,525,521

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Cheniere Energy Inc	15,400	3,559,094
Core Natural Resources Inc	23,754	1,715,276
Exxon Mobil Corp	151,200	15,971,256
Phillips 66	50,400	5,244,624
Shell PLC ADR	64,700	4,171,856
Targa Resources Corp	23,700	4,050,330
		34,712,436
Financials - 22.3%
Banks - 8.2%
Bank of America Corp	370,474	14,774,504
Comerica Inc	30,500	1,639,375
First Horizon Corp	221,170	3,998,754
JPMorgan Chase & Co	43,133	10,551,194
KeyCorp	112,461	1,668,921
US Bancorp	166,600	6,720,644
Wells Fargo & Co	186,840	13,267,508
		52,620,900
Capital Markets - 6.1%
Bank of New York Mellon Corp/The	97,762	7,861,042
Blackrock Inc	7,610	6,957,519
Charles Schwab Corp/The	80,900	6,585,260
Intercontinental Exchange Inc	36,471	6,126,034
KKR & Co Inc Class A	4,939	564,379
LPL Financial Holdings Inc	8,964	2,866,598
MarketAxess Holdings Inc	19,834	4,395,016
Morgan Stanley	18,033	2,081,369
State Street Corp	26,900	2,369,890
		39,807,107
Consumer Finance - 0.4%
SLM Corp	83,300	2,408,203
Financial Services - 2.3%
Affirm Holdings Inc Class A (a)	17,000	845,919
Apollo Global Management Inc	19,987	2,727,826
Berkshire Hathaway Inc Class B (a)	8,708	4,643,541
Block Inc Class A (a)	31,731	1,855,312
Fiserv Inc (a)	27,114	5,004,431
		15,077,029
Insurance - 5.3%
Arthur J Gallagher & Co	27,824	8,922,879
Chubb Ltd	39,662	11,346,505
Hartford Insurance Group Inc/The	84,765	10,398,123
Progressive Corp/The	2,200	619,827
The Travelers Companies, Inc.	11,300	2,984,669
		34,272,003
TOTAL FINANCIALS		144,185,242

Health Care - 13.4%
Biotechnology - 2.3%
AbbVie Inc	33,800	6,594,380
Gilead Sciences Inc	38,300	4,080,482
Moderna Inc (a)	3,300	94,182
Regeneron Pharmaceuticals Inc	2,790	1,670,540
Vertex Pharmaceuticals Inc (a)	4,300	2,190,850
		14,630,434
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	46,100	6,027,575
Becton Dickinson & Co	19,700	4,079,673
Boston Scientific Corp (a)	77,700	7,992,999
Edwards Lifesciences Corp (a)	12,000	905,880
Medtronic PLC	17,800	1,508,728
Stryker Corp	13,700	5,122,704
		25,637,559
Health Care Providers & Services - 3.7%
Cencora Inc	14,500	4,243,715
Centene Corp (a)	8,100	484,785
Cigna Group/The	8,900	3,026,356
CVS Health Corp	32,900	2,194,759
HCA Healthcare Inc	2,800	966,224
Humana Inc	2,700	708,048
McKesson Corp	900	641,511
Molina Healthcare Inc (a)	5,625	1,839,431
Tenet Healthcare Corp (a)	1,900	271,605
UnitedHealth Group Inc	24,060	9,899,247
		24,275,681
Life Sciences Tools & Services - 1.1%
Danaher Corp	4,200	837,186
Thermo Fisher Scientific Inc	15,475	6,638,775
		7,475,961
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co	39,600	1,987,920
Johnson & Johnson	62,385	9,751,399
Pfizer Inc	129,300	3,156,213
		14,895,532
TOTAL HEALTH CARE		86,915,167

Industrials - 13.7%
Aerospace & Defense - 5.7%
Boeing Co (a)	74,604	13,670,437
GE Aerospace	40,389	8,139,999
Howmet Aerospace Inc	32,700	4,531,566
Northrop Grumman Corp	13,969	6,795,919
RTX Corp	27,482	3,466,304
		36,604,225
Air Freight & Logistics - 0.2%
FedEx Corp	5,005	1,052,702
Electrical Equipment - 0.4%
Emerson Electric Co	26,900	2,827,459
Ground Transportation - 3.5%
Knight-Swift Transportation Holdings Inc	80,800	3,164,936
Norfolk Southern Corp	56,300	12,614,015
U-Haul Holding Co Class N	127,950	7,011,660
		22,790,611
Industrial Conglomerates - 0.3%
3M Co	15,536	2,158,106
Machinery - 3.6%
Allison Transmission Holdings Inc	115,100	10,616,824
Westinghouse Air Brake Technologies Corp	68,000	12,562,320
		23,179,144
TOTAL INDUSTRIALS		88,612,247

Information Technology - 7.7%
Communications Equipment - 1.3%
Cisco Systems Inc	149,893	8,653,323
Electronic Equipment, Instruments & Components - 1.7%
Crane NXT Co	18,000	844,560
Jabil Inc	20,600	3,019,136
TD SYNNEX Corp	32,900	3,645,320
Vontier Corp	101,044	3,214,210
		10,723,226
IT Services - 1.1%
Amdocs Ltd	66,948	5,930,254
Twilio Inc Class A (a)	10,000	967,100
		6,897,354
Semiconductors & Semiconductor Equipment - 2.0%
GlobalFoundries Inc (a)	67,800	2,377,746
Marvell Technology Inc	36,300	2,118,831
ON Semiconductor Corp (a)	101,700	4,037,490
QUALCOMM Inc	30,700	4,557,722
		13,091,789
Software - 1.1%
Dropbox Inc Class A (a)	124,200	3,545,910
Salesforce Inc	2,400	644,904
Zoom Communications Inc Class A (a)	38,000	2,946,520
		7,137,334
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	35,500	3,231,564
TOTAL INFORMATION TECHNOLOGY		49,734,590

Materials - 3.5%
Chemicals - 1.4%
Chemours Co/The	137,598	1,703,463
Corteva Inc	74,688	4,629,909
Olin Corp	67,336	1,455,804
Westlake Corp	16,927	1,564,563
		9,353,739
Construction Materials - 0.7%
CRH PLC	49,300	4,704,206
Containers & Packaging - 1.4%
International Paper Co	74,806	3,417,138
O-I Glass Inc (a)	196,467	2,487,272
Smurfit WestRock PLC	81,520	3,425,471
		9,329,881
TOTAL MATERIALS		23,387,826

Real Estate - 4.7%
Health Care REITs - 0.9%
Welltower Inc	37,948	5,790,485
Industrial REITs - 0.3%
Prologis Inc	16,503	1,686,607
Office REITs - 0.0%
Kilroy Realty Corp	27,500	866,525
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	13,596	1,661,159
Residential REITs - 1.1%
Invitation Homes Inc	132,168	4,518,824
Mid-America Apartment Communities Inc	5,615	896,435
Sun Communities Inc	14,944	1,859,482
		7,274,741
Retail REITs - 0.4%
Curbline Properties Corp	37,556	859,657
NNN REIT Inc	36,279	1,491,430
		2,351,087
Specialized REITs - 1.7%
American Tower Corp	11,143	2,511,744
CubeSmart	75,521	3,071,439
Equinix Inc	4,470	3,847,553
Public Storage Operating Co	5,100	1,532,192
		10,962,928
TOTAL REAL ESTATE		30,593,532

Utilities - 4.8%
Electric Utilities - 3.2%
Constellation Energy Corp	20,186	4,510,360
Edison International	49,967	2,673,734
Evergy Inc	59,900	4,139,090
Eversource Energy	79,300	4,716,764
PG&E Corp	291,677	4,818,504
		20,858,452
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	252,422	2,524,220
Vistra Corp	13,800	1,788,894
		4,313,114
Multi-Utilities - 0.9%
Sempra	82,403	6,120,071
TOTAL UTILITIES		31,291,637

TOTAL UNITED STATES		603,290,643
TOTAL COMMON STOCKS (Cost $526,913,872)		623,505,285

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 1000 Value ETF (b) (Cost $6,425,364)	36,400	6,634,628

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	16,897,235	16,900,615
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	1,521,523	1,521,675
TOTAL MONEY MARKET FUNDS (Cost $18,422,213)			18,422,290

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $551,761,449)	648,562,203
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(545,880)
NET ASSETS - 100.0%	648,016,323

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,936,348	46,917,611	40,953,344	148,761	-	-	16,900,615	16,897,235	0.0%
Fidelity Securities Lending Cash Central Fund	2,852,475	21,755,159	23,085,959	136	-	-	1,521,675	1,521,523	0.0%
Total	13,788,823	68,672,770	64,039,303	148,897	-	-	18,422,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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